INVESTMENTS - Alternative Investment Funds (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investments in Alternative Investment Funds
Alternative investment funds, fair value	$ 895	$ 1,065
Alternative investment funds, unfunded commitments	194	229
Amount of fund assets valued using net asset values provided by third party asset managers which is included in the total fair value amount of alternative investment funds	900	800
Hedge funds
Investments in Alternative Investment Funds
Alternative investment funds, fair value	3	8
Alternative investment funds, unfunded commitments	$ 0	0
Alternative investment funds, redemption frequency (if currently eligible)	Generally quarterly
Hedge funds | Minimum
Investments in Alternative Investment Funds
Alternative investment funds, redemption notice period (in days)	10 days
Hedge funds | Maximum
Investments in Alternative Investment Funds
Alternative investment funds, redemption notice period (in days)	95 days
Private equity
Investments in Alternative Investment Funds
Alternative investment funds, fair value	$ 762	891
Alternative investment funds, unfunded commitments	173	205
Real estate funds
Investments in Alternative Investment Funds
Alternative investment funds, fair value	130	166
Alternative investment funds, unfunded commitments	$ 21	$ 24